Related Party Transactions - Schedule of Related Party Transactions With Other Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 13,272	$ (3,123)
Due from (to) related party	8,198		$ 2,000
Golar Wilhelmsen
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	(3,123)
Genpower
Related Party Transaction [Line Items]
Due from (to) related party	3,000		0
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(1,092)	0
Due from (to) related party	(74)		0
Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	14,364	$ 0
Due from (to) related party	$ 5,272		$ 2,000